Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

Our group has developed and implemented a cybersecurity risk management program to protect our critical systems and information’s confidentiality, integrity, and availability. Our cybersecurity risk management program takes into account the relative complexity and risks that are unique to each of our business segments and includes a cybersecurity incident response plan.

Our cybersecurity risk management program includes:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader IT environment;
●	an information technology team primarily responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	cybersecurity awareness training for our employees during the onboarding process;
●	ongoing cybersecurity awareness training for our employees and directors; and
●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents in our businesses that have higher risk exposures.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Our cybersecurity risk management program includes:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader IT environment;
●	an information technology team primarily responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	cybersecurity awareness training for our employees during the onboarding process;
●	ongoing cybersecurity awareness training for our employees and directors; and
●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents in our businesses that have higher risk exposures.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors oversees our risk management processes. The board has delegated to our Audit Committee the authority to review risk exposures and risk management. This includes periodically reviewing and discussing with management our risk exposures relating to data privacy and cybersecurity, and reviewing the steps we have taken to identify, assess, monitor, mitigate and manage such exposure and cybersecurity risks.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Audit Committee and management meet with the Board at least semi-annually or as required and review various risk areas, including cybersecurity and data privacy risks as they may arise
Cybersecurity Risk Role of Management [Text Block]

At the management level, our Chief Financial Officer is responsible for overseeing our cybersecurity processes and risk management. Our Audit Committee and management meet with the Board at least semi-annually or as required and review various risk areas, including cybersecurity and data privacy risks as they may arise.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Chief Financial Officer
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	our Chief Financial Officer is responsible for overseeing our cybersecurity processes and risk management. Our Audit Committee and management meet with the Board at least semi-annually or as required and review various risk areas, including cybersecurity and data privacy risks as they may arise
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true